Shareholder' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
	Jun. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Share capital		€ 5,939		€ 5,939	€ 4,300
Number of shares issued				5,939,000
Par value per share		€ 0.02		€ 0.02	€ 0.02
Dividends paid, ordinary shares per share	€ 0.09
Other reserves, including OCI		€ 135,570		€ 96,679	€ (295,772)
Dividends recognised as distributions to owners	€ (21,854)	(26,001)	€ (548)	(650)	(1,731)	€ (14,922)
Capital increase related to the Business Combination				711,903
Transaction costs related to the Business Combination		1,090		205,059
Transaction costs related to the Business Combination		1,090		€ 205,059
Number of shares reserved for sale of shares				13,636,750
Increase (decrease) through treasury share transactions, equity				€ 77,009
Zegna [Member]
Disclosure of reserves within equity [line items]
Capital increase related to the Business Combination				710,264
Transaction costs related to the Business Combination				17,239
Transaction costs related to the Business Combination				17,239
Reimbursement of Employeee gift expenses				10,923
Addition paid-in capital
Disclosure of reserves within equity [line items]
Other reserves, including OCI		721,187		721,187
Other reserves		721,187		721,187
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Other reserves, including OCI		(451,176)		(455,000)	(76,624)
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves, including OCI		€ (196,691)		€ (196,691)	€ (196,691)
Ordinary shares [member]
Disclosure of reserves within equity [line items]
Number of shares issued		296,943,659		296,943,659	214,954,000
Number of shares outstanding					13,590,750
Increase (decrease) through treasury share transactions, equity				€ 455,384
Number of shares in entity held by entity or by its subsidiaries or associates				54,646,000
Ordinary Shares Were Held In Treasury [Member]
Disclosure of reserves within equity [line items]
Number of shares outstanding		54,140,913		54,600,000	54,600,000
Dondi Non controlling Interest Shareholders [Member] | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves						21,459
Thom Browne Non controlling Interest Shareholders [Member] | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves						€ 162,066
Lanificio Ermenegildo Zegna E Figli Non controlling Interest Shareholders [Member] | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves							€ 13,166